CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	6 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 6,359,907	$ 3,654,410
Cost of revenues	(6,357,676)	(3,349,020)
Gross profit	2,231	305,390
Operating expenses:
Selling and marketing	(441,546)	(468,864)
General and administrative	(4,312,762)	(3,975,268)
Research and development	(707,938)	(1,039,528)
Total operating expenses	(5,462,246)	(5,483,660)
Loss from operations	(5,460,015)	(5,178,270)
Other (expense) income:
Interest expense, net	(469,917)	(2,939)
Gain on acquisition of a subsidiary		139,724
Gain on fair value change of derivative liability	204,794
Other expense, net	(320,498)	(12,815)
Total other (expense) income, net	(585,621)	123,970
Loss before income taxes	(6,045,636)	(5,054,300)
Income tax benefit	84,347	98,657
Net loss	(5,961,289)	(4,955,643)
Other comprehensive income
Foreign currency translation adjustments	(87,249)	(15,969)
Comprehensive loss	(6,048,538)	(4,971,612)
Less: Comprehensive loss attributable to non-controlling interests	77,811	71,274
Comprehensive loss attributable to shareholders	$ (5,970,727)	$ (4,900,338)
Loss per share
Basic (in dollars per share)	$ (12.69)	$ (14.64)
Diluted (in dollars per share)	$ (12.69)	$ (14.64)
Weighted average number of shares outstanding
Basic (in shares)	469,684	338,551
Diluted (in shares)	469,684	338,551